CONSOLIDATED STATEMENTS OF SHAREHOLDERS' (DEFICIT) / EQUITY ¥ in Thousands, $ in Thousands	Ordinary Shares CNY (¥) shares	Treasury Shares CNY (¥) shares	Additional Paid in Capital CNY (¥)	Accumulated Other Comprehensive (Loss)/Income CNY (¥)	Accumulated Deficit CNY (¥)	Total Shareholders' (Deficit)/Equity CNY (¥)	Non- Controlling Interests CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at Dec. 31, 2019	¥ 1,827		¥ 40,227,856	¥ (203,048)	¥ (46,326,321)	¥ (6,299,686)	¥ 22,087	¥ (6,277,599)
Balance (in shares) at Dec. 31, 2019 | shares	1,067,467,877
Balance (in shares, treasury) at Dec. 31, 2019 | shares		(2,995,217)
Increase (Decrease) in Stockholders' Equity
Cumulative effect of adoption of new accounting standard					(22,969)	(22,969)		(22,969)
Accretion on redeemable non-controlling interests to redemption value			(311,670)			(311,670)		(311,670)
Issuance of ordinary shares	¥ 448		34,571,809			34,572,257		34,572,257
Issuance of ordinary shares (in shares) | shares	262,775,000
Issuance of restricted shares	¥ 4		54,508			54,512		54,512
Issuance of restricted shares (in shares) | shares	2,113,469
Conversion of convertible notes to ordinary shares	¥ 309		3,962,990			3,963,299		3,963,299
Conversion of convertible notes to ordinary shares (in shares) | shares	181,872,811
Exercise of share options	¥ 91		187,427			187,518		¥ 187,518
Exercise of share options (in shares) | shares	14,814,462	439,038						15,253,500	15,253,500
Share based compensation of the restricted shares			9,551			9,551		¥ 9,551
Share based compensation of the restricted shares (in shares) | shares		51,948
Share based compensation of the share options			177,543			177,543		177,543
Cancellation of restricted shares (in shares) | shares	(12,516)	12,516
Capital withdrawal by non-controlling interests							(15,000)	(15,000)
Foreign currency translation adjustment				137,596		137,596		137,596
Net loss					(5,299,120)	(5,299,120)	(4,962)	(5,304,082)
Balance at Dec. 31, 2020	¥ 2,679		78,880,014	(65,452)	(51,648,410)	27,168,831	2,125	27,170,956
Balance (in shares) at Dec. 31, 2020 | shares	1,529,031,103
Balance (in shares, treasury) at Dec. 31, 2020 | shares		(2,491,715)
Increase (Decrease) in Stockholders' Equity
Accretion on redeemable non-controlling interests to redemption value			(6,586,579)			(6,586,579)		(6,586,579)
Settlement of capped call options and zero strike call options		¥ (1,849,600)	1,849,600
Settlement of capped call options and zero strike call options (in shares) | shares		(16,402,643)
Conversion of convertible senior notes to ordinary shares - related parties	¥ 12		148,381			148,393		148,393
Conversion of convertible senior notes to ordinary shares - related parties (in shares) | shares	7,219,872
Conversion of convertible senior notes to ordinary shares - third party	¥ 101		4,199,718			4,199,819		4,199,819
Conversion of convertible senior notes to ordinary shares - third party (in shares) | shares	62,508,996
Shareholder's contribution			18,535			18,535		18,535
Issuance of ordinary shares	¥ 85		12,677,469			12,677,554		12,677,554
Issuance of ordinary shares (in shares) | shares	53,292,401
Issuance of restricted shares			148,869			148,869		148,869
Issuance of restricted shares (in shares) | shares	549,376
Conversion of convertible notes to ordinary shares								4,348,212
Exercise of share options	¥ 14		120,925			120,939		¥ 120,939
Exercise of share options (in shares) | shares	8,891,011	228,037						9,119,048	9,119,048
Share based compensation of the restricted shares	¥ 1		457,985			457,986		¥ 457,986
Share based compensation of the restricted shares (in shares) | shares	842,742
Share based compensation of the share options			552,155			552,155		552,155
Cancellation of restricted shares (in shares) | shares	(586,068)	586,068
Foreign currency translation adjustment				(230,345)		(230,345)		(230,345)
Change in fair value of available-for-sale debt securities				19,497		19,497	4,727	24,224
Capital injection from non-controlling interests							100,000	100,000
Net loss					(3,985,730)	(3,985,730)	(31,219)	(4,016,949)
Balance at Dec. 31, 2021	¥ 2,892	¥ (1,849,600)	92,467,072	(276,300)	(55,634,140)	34,709,924	75,633	¥ 34,785,557
Balance (in shares) at Dec. 31, 2021 | shares	1,661,749,433
Balance (in shares, treasury) at Dec. 31, 2021 | shares		(18,080,253)						18,080,253	18,080,253
Increase (Decrease) in Stockholders' Equity
Accretion on redeemable non-controlling interests to redemption value			(279,355)			(279,355)		¥ (279,355)
Conversion of convertible senior notes to ordinary shares - related parties	¥ 15		207,457			207,472		207,472
Conversion of convertible senior notes to ordinary shares - related parties (in shares) | shares	8,805,770
Conversion of convertible senior notes to ordinary shares - third party			10,450			10,450		10,450
Conversion of convertible senior notes to ordinary shares - third party (in shares) | shares	172,631
Conversion of convertible notes to ordinary shares								217,922	$ 31,596
Exercise of share options	¥ 7		75,627			75,634		¥ 75,634
Exercise of share options (in shares) | shares	4,514,461	19,229						4,533,690	4,533,690
Share based compensation of the restricted shares	¥ 8		1,863,412			1,863,420		¥ 1,863,420
Share based compensation of the restricted shares (in shares) | shares	4,978,597
Share based compensation of the share options			432,484			432,484		432,484
Foreign currency translation adjustment				717,274		717,274		717,274	$ 103,995
Change in fair value of available-for-sale debt securities				595,037		595,037	151,299	746,336
Distributions to non-controlling interests							(32,629)	(32,629)
Transactions with non-controlling interests			(184,085)			(184,085)	184,085
Net loss					(14,280,090)	(14,280,090)	(157,014)	(14,437,104)	(2,093,183)
Balance at Dec. 31, 2022	¥ 2,922	¥ (1,849,600)	¥ 94,593,062	¥ 1,036,011	¥ (69,914,230)	¥ 23,868,165	¥ 221,374	¥ 24,089,539	$ 3,492,655
Balance (in shares) at Dec. 31, 2022 | shares	1,680,220,892
Balance (in shares, treasury) at Dec. 31, 2022 | shares		(18,061,024)						18,061,024	18,061,024